Document And Entity Information	Apr. 27, 2023
Document Information [Line Items]
Entity, Registrant Name	NovaBay Pharmaceuticals, Inc.
Document, Type	8-K
Document, Period End Date	Apr. 27, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-33678
Entity, Tax Identification Number	68-0454536
Entity, Address, Address Line One	2000 Powell Street
Entity, Address, City or Town	Emeryville
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94608
City Area Code	510
Local Phone Number	899-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NBY
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001389545